Subsequent Event - Additional Information (Detail) - Common Stock [Member] - Class B Common Stock - $ / shares		12 Months Ended
	Feb. 11, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Cash dividend, previous rate		$ 1.60
Subsequent Event
Subsequent Event [Line Items]
Cash dividend, current rate	$ 1.775